Eaton Vance
New York Municipal Opportunities Fund
December 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.1%
Security	Principal Amount (000's omitted)	Value
Education — 5.1%
Build NYC Resource Corp., NY, (Grand Concourse Academy Charter School), 5.00%, 7/1/32	$300	$ 315,135
Build NYC Resource Corp., NY, (Success Academy Charter School):
4.00%, 9/1/44	750	712,088
5.00%, 9/1/35	900	972,801
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/25	930	937,821
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/39	80	81,046
		$ 3,018,891
Electric Utilities — 1.9%
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41	$1,000	$ 1,129,400
		$ 1,129,400
General Obligations — 8.4%
Nassau County, NY, 4.00%, 4/1/50	$500	$ 484,285
New York, NY:
4.00%, 9/1/46	1,000	970,480
5.00%, 8/1/35	1,000	1,137,110
5.00%, 3/15/39	1,500	1,688,715
Puerto Rico, 0.00%, 7/1/33	425	288,012
Valley Stream, NY:
2.00%, 5/15/25	235	232,558
2.125%, 5/15/26	240	231,653
		$ 5,032,813
Hospital — 7.6%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/28	$1,390	$ 1,350,260
4.00%, 11/1/29	1,110	1,070,140
New York Dormitory Authority, (Montefiore Obligated Group):
5.25%, 11/1/38	500	546,630
5.25%, 11/1/39	500	543,985
New York Dormitory Authority, (Northwell Health Obligated Group):
4.00%, 5/1/54	500	469,550
5.00%, 5/1/52	515	538,077
		$ 4,518,642
Security	Principal Amount (000's omitted)	Value
Housing — 5.8%
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	$855	$ 828,461
Sustainable Development Bonds, 2.85%, 11/1/39	990	814,027
Sustainable Development Bonds, 4.45%, 8/1/43	1,000	1,004,440
New York Housing Finance Agency, (FHLMC), 3.57% to 11/1/31 (Put Date), 5/1/42	500	496,300
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II):
5.00%, 6/1/25	170	170,741
5.00%, 6/1/26	170	172,698
		$ 3,486,667
Industrial Development Revenue — 4.7%
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.):
(AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	$250	$ 234,665
(AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	1,000	984,830
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.00%, 10/1/30	1,000	993,320
(AMT), 6.00%, 4/1/35	550	612,804
		$ 2,825,619
Insured - Electric Utilities — 3.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,050	$ 2,012,977
		$ 2,012,977
Insured - General Obligations — 0.6%
Nassau County, NY, (AGM), 4.00%, 4/1/47	$375	$ 369,810
		$ 369,810
Insured - Hospital — 2.4%
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.00%, 11/1/47	$1,350	$ 1,425,465
		$ 1,425,465
Insured - Solid Waste — 1.5%
Onondaga County Resource Recovery Agency, NY:
(AGM), (AMT), 5.00%, 5/1/26	$150	$ 153,129
(AGM), (AMT), 5.00%, 5/1/28	740	767,698
		$ 920,827

Eaton Vance
New York Municipal Opportunities Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 0.8%
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	$500	$ 475,165
		$ 475,165
Lease Revenue/Certificates of Participation — 4.2%
Battery Park City Authority, NY:
(SPA: TD Bank, N.A.), 3.80%, 11/1/38(2)	$435	$ 435,000
Sustainability Bonds, 5.00%, 11/1/53	1,000	1,078,010
New York City Transitional Finance Authority, NY, (Building Aid), 4.00%, 7/15/45	1,000	971,750
		$ 2,484,760
Other Revenue — 1.7%
Hudson Yards Infrastructure Corp., NY, Green Bonds, 4.00%, 2/15/41	$1,000	$ 1,008,580
		$ 1,008,580
Senior Living/Life Care — 3.5%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry):
4.00%, 11/1/45	$300	$ 279,843
5.25%, 11/1/25	750	759,255
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/34	1,000	1,037,840
		$ 2,076,938
Special Tax Revenue — 26.8%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 198,630
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/41	500	555,565
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/38	1,000	1,015,220
4.00%, 8/1/48	1,000	964,040
5.00%, 11/1/35(3)	1,000	1,140,500
5.00%, 5/1/49	1,000	1,076,900
(SPA: JPMorgan Chase Bank, N.A.), 4.05%, 11/1/36(2)	1,250	1,250,000
New York Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/36	1,500	1,730,535
5.00%, 3/15/45	1,000	1,031,720
5.00%, 3/15/51	1,000	1,073,250
New York State Urban Development Corp., Personal Income Tax Revenue, Green Bonds, 4.00%, 3/15/50	335	323,466
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York State Urban Development Corp., Sales Tax Revenue:
4.00%, 3/15/39	$1,330	$ 1,343,686
5.00%, 3/15/49	1,000	1,068,770
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax:
Series 2021A, 5.00%, 5/15/51	1,000	1,050,910
Series 2021C, 5.00%, 5/15/51	1,000	1,054,380
Green Bonds, 5.25%, 5/15/47	1,000	1,086,300
		$15,963,872
Transportation — 13.5%
Metropolitan Transportation Authority, NY:
Green Bonds, 4.00%, 11/15/45	$415	$ 395,508
Green Bonds, 4.75%, 11/15/45	95	97,052
Green Bonds, 5.00%, 11/15/46	1,000	1,007,060
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	1,000	999,960
Port Authority of New York and New Jersey:
(AMT), 5.00%, 10/15/35	740	755,658
(AMT), 5.00%, 8/1/37	1,000	1,067,410
Triborough Bridge and Tunnel Authority, NY:
3.00%, 11/15/46	1,000	784,060
4.00%, 11/15/54	1,000	957,630
5.00%, 11/15/51	1,000	1,048,380
(LOC: U.S. Bank, N.A.), 3.80%, 1/1/33(2)	925	925,000
		$ 8,037,718
Water and Sewer — 4.2%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/53	$1,500	$ 1,644,360
Suffolk County Water Authority, NY, 3.25%, 6/1/42	1,000	891,650
		$ 2,536,010
Total Tax-Exempt Municipal Obligations (identified cost $56,594,691)		$57,324,154

Eaton Vance
New York Municipal Opportunities Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 4.9%
Security	Principal Amount (000's omitted)	Value
Education — 0.8%
New York Dormitory Authority, (State University of New York), 1.366%, 7/1/25	$505	$ 497,758
		$ 497,758
Housing — 2.6%
New York Housing Finance Agency, Social Bonds, (SPA: TD Bank, N.A.), 4.50%, 11/1/55(4)	$1,550	$ 1,550,000
		$ 1,550,000
Special Tax Revenue — 1.5%
New York Dormitory Authority, Personal Income Tax Revenue, Escrowed to Maturity, 1.538%, 3/15/27	$415	$ 389,752
Oneida Indian Nation of New York, 7.25%, 9/1/34(1)	500	491,190
		$ 880,942
Total Taxable Municipal Obligations (identified cost $2,913,744)		$ 2,928,700
Total Investments — 101.0% (identified cost $59,508,435)		$60,252,854
Other Assets, Less Liabilities — (1.0)%		$ (591,341)
Net Assets — 100.0%		$59,661,513
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $1,909,315 or 3.2% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2024.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2024.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2024, 8.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 4.5% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at December 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Eaton Vance
New York Municipal Opportunities Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$57,324,154	$ —	$57,324,154
Taxable Municipal Obligations	—	2,928,700	—	2,928,700
Total Investments	$ —	$60,252,854	$ —	$60,252,854
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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